UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital	Share premium	Accumulated losses	Other reserves	Total	Non- controlling interests
Beginning balance at Dec. 31, 2022	$ 174,249	$ 235,659	$ 1,736,469	$ (1,960,584)	$ 163,174	$ 174,718	$ (469)
Loss for the period	(63,660)			(63,637)		(63,637)	(23)
Other comprehensive loss	(6,889)				(6,878)	(6,878)	(11)
Total comprehensive loss for the period	(70,549)			(63,637)	(6,878)	(70,515)	(34)
Capital contribution (Note 13)	0	1,141			(1,141)	0
Share-based payments (Note 15)	2,150				2,151	2,151	(1)
Change in Non-controlling interests	(8)			(8)		(8)
Ending balance at Jun. 30, 2023	105,842	236,800	1,736,469	(2,024,229)	157,306	106,346	(504)
Beginning balance at Dec. 31, 2023	68,724	236,800	1,736,469	(2,064,763)	160,729	69,235	(511)
Loss for the period	(62,669)			(62,654)		(62,654)	(15)
Other comprehensive loss	15,443				15,430	15,430	13
Total comprehensive loss for the period	(47,226)			(62,654)	15,430	(47,224)	(2)
Stock units issued	2	2,363			(2,361)	2
Share-based payments (Note 15)	3,560				3,560	3,560
Equity transaction costs (Note 13)	(32)			(32)		(32)
Change in Non-controlling interests	9			9		9
Ending balance at Jun. 30, 2024	$ 25,037	$ 239,163	$ 1,736,469	$ (2,127,440)	$ 177,358	$ 25,550	$ (513)